                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201
                                                     ---------

             Cutwater Select Income Fund (formerly, Rivus Bond Fund)
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

             Date of reporting period: July 1, 2011 - June 30, 2012
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.



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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

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REGISTRANT NAME: CUTWATER SELECT INCOME FUND
INVESTMENT COMPANY ACT FILE NUMBER: 811-02201
REPORTING PERIOD: 07/01/2011 - 06/30/2012
REGISTRANT  ADDRESS: 113 KING STREET, ARMONK, NY 10504
NAME OF SERIES (AS APPLICABLE):  N/A

                                                                                                             FUND'S VOTE
                                                                                                                FOR OR
                                                                                                               AGAINST
                                                                                                               PROPOSAL,
                                                                                                             OR ABSTAIN;
                                                                                                                FOR OR      WHETHER
                                                                                    WHO PROPOSED   WHETHER     WITHHOLD    VOTE WAS
                         EXCHANGE             SHAREHOLDER                              MATTER:    FUND CAST   REGARDING     FOR OR
ISSUER OF                 TICKER                MEETING       SUMMARY OF MATTER       ISSUER /     VOTE ON   ELECTION OF    AGAINST
PORTFOLIO SECURITY        SYMBOL    CUSIP #      DATE              VOTED ON          SHAREHOLDER    MATTER    DIRECTORS   MANAGEMENT
-----------------------  --------  ---------  -----------  -----------------------  ------------  ---------  -----------  ----------
Quad/Graphics, Inc.      QUAD      747301109   5/14/2012   Re-elect Directors       Issuer        Yes        For          For
Quad/Graphics, Inc.      QUAD      747301109   5/14/2012   Amendments to Omnibus
                                                           Incentive Plan           Issuer        Yes        For          For
Leucadia National Corp.  LUK       527288104   5/15/2012   Re-elect Directors       Issuer        Yes        For          For
Leucadia National Corp.  LUK       527288104   5/15/2012   Approve Executive Comp.  Issuer        Yes        For          For
Leucadia National Corp.  LUK       527288104   5/15/2012   Ratify Auditors          Issuer        Yes        For          For
Leucadia National Corp.  LUK       527288104   5/15/2012   Any other busines
                                                           properly presented       Issuer        Yes        For          For
Delta Airlines           DAL US    247361702   6/15/2012   Re-elect Directors       Issuer        Yes        For          For
Delta Airlines           DAL US    247361702   6/15/2012   Approve Executive Comp.  Issuer        Yes        For          For
Delta Airlines           DAL US    247361702   6/15/2012   Approve Performance
                                                           Goals                    Issuer        Yes        For          For
Delta Airlines           DAL US    247361702   6/15/2012   Ratify Auditors          Issuer        Yes        For          For


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cutwater Select Income Fund (formerly, Rivus Bond Fund)

By (Signature and Title)* /s/ Clifford D. Corso
                          ----------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 8/6/12

* Print the name and title of each signing officer under his or her signature.